Derivative instruments - Contracts Falling under Early Termination Provisions (Details) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Credit Derivatives [Line Items]
Aggregate fair value of OTC derivatives in net liability positions	$ 2,877	$ 2,393
Collateral posted	2,801	2,115
A3 | A-
Credit Derivatives [Line Items]
Aggregate fair value of OTC derivatives in net liability positions	15	92
Baa2 | BBB
Credit Derivatives [Line Items]
Aggregate fair value of OTC derivatives in net liability positions	116	748
Ba1 | BB plus
Credit Derivatives [Line Items]
Aggregate fair value of OTC derivatives in net liability positions	$ 1,041	$ 2,007